Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

	Year Ended
	December 31,
	2018	2017
Land	$2,120,000	$2,120,000
Buildings	11,567,677	11,363,109
Leasehold improvements	2,109,106	2,095,784
Machinery	13,851,886	11,495,856
Furniture, fixtures and equipment	1,447,819	266,314
Computer hardware and software	6,984,055	5,838,823
	38,080,543	33,179,886
Accumulated depreciation	(10,235,900)	(5,852,660)
	27,844,643	27,327,226
Construction in progress	3,418,789	4,082,907
	$31,263,432	$31,410,133